Accounts Payable and Accrued Liabilities (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Accounts Payable And Accrued Liabilities[Line Items]
Accounts payable and accrued liabilities (Note 11)	$ 61,690	$ 136,411	$ 35,785
Accounts Payable
Accounts Payable And Accrued Liabilities[Line Items]
Trades payable	55,593	31,463	14,378
Sales Tax Payable	0	63,616	1,869
Accrued Liabilities
Accounts Payable And Accrued Liabilities[Line Items]
Trades payable	$ 6,097	$ 41,332	$ 19,538